[SRSY Letterhead]

Michael D. Mabry
(215) 564-8011
mmabry@stradley.com

December 22, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:           Invesco Prime Income Trust
File Nos. 333-67701 and 811-5898

Ladies and Gentlemen:

     On behalf of Invesco Prime Income Trust (the “Registrant”), and pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 18/31 (the “Amendment”) to the Registrant’s Registration Statement on Form N-2.  The purpose of this Amendment is to update financial and certain other information contained in the prospectus and the statement of additional information.

     Pursuant to prior conversations between Mr. Di Stefano and Elizabeth Nelson of Invesco, the Registrant will be requesting acceleration to January 31, 2011.

     Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

Cc:           Vincent Di Stefano